Finance and investment income, finance costs and revaluation and retranslation of financial instruments	6 Months Ended
Jun. 30, 2021
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Finance and investment income, finance costs and revaluation and retranslation of financial instruments

6.	Finance and investment income, finance costs and revaluation and retranslation of financial instruments
Finance and investment income includes:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Income from equity investments	5.0	6.8
Interest income	25.1	44.4
	30.1	51.2
Finance costs include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Interest expense and similar charges	101.5	107.1
Interest expense related to lease liabilities	45.7	50.2
	147.2	157.3
Revaluation and retranslation of financial instruments include:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m
Movements in fair value of treasury instruments	4.7	(2.0)
Premium on the early repayment of bonds	(13.1)	—
Revaluation of investments held at fair value through profit or loss	30.5	1.7
Revaluation of put options over non-controlling interests	(44.4)	25.4
Revaluation of payments due to vendors (earnout agreements)	(9.4)	7.4
Retranslation of financial instruments	19.6	(301.1)
	(12.1)	(268.6)

Note
1	Figures have been restated as described in the accounting policies.